UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL VALUE FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.0%
CONSUMER DISCRETIONARY - 11.0%
Automobiles - 3.2%
Daimler AG, Registered Shares	43,320	$3,872,228
Toyota Motor Corp.	79,691	5,306,732

Total Automobiles		9,178,960

Hotels, Restaurants & Leisure - 2.1%
Carnival PLC	106,481	5,906,484

Household Durables - 3.5%
Iida Group Holdings Co., Ltd.	272,117	4,777,719
Sony Corp.	184,757	5,266,845	*

Total Household Durables		10,044,564

Specialty Retail - 0.4%
Tom Tailor Holding AG	105,560	1,054,859	*

Textiles, Apparel & Luxury Goods - 1.8%
Anta Sports Products Ltd.	1,947,605	5,009,513

TOTAL CONSUMER DISCRETIONARY		31,194,380

CONSUMER STAPLES - 4.8%
Food Products - 4.8%
Danone SA	64,647	4,379,904
Marine Harvest ASA	348,103	4,299,909
Nestle SA, Registered Shares	67,199	5,090,517

TOTAL CONSUMER STAPLES		13,770,330

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
BP PLC	536,987	3,316,189
Gazprom PAO, ADR	28,406	132,088
Gazprom PAO, ADR	385,075	1,767,495
Total SA	77,140	3,818,711

TOTAL ENERGY		9,034,483

FINANCIALS - 22.2%
Banks - 12.0%
Banco Latinoamericano de Comercio Exterior SA	41,693	1,147,391
Banco Santander SA	437,548	3,019,697
Barclays PLC	1,186,001	5,351,699
BNP Paribas SA	71,874	4,681,674
China Construction Bank Corp., Class H Shares	4,914,462	4,006,475
Lloyds Banking Group PLC	2,360,248	3,066,655
Standard Chartered PLC	255,201	3,906,439
Sumitomo Mitsui Financial Group Inc.	140,021	6,263,577
Turkiye Garanti Bankasi AS	941,470	2,785,917

Total Banks		34,229,524

Capital Markets - 5.0%
Daiwa Securities Group Inc.	859,422	6,682,737
Korea Investment Holdings Co., Ltd.	39,788	2,114,954
UBS Group AG	235,336	5,418,841	*

Total Capital Markets		14,216,532

Diversified Financial Services - 1.2%
Far East Horizon Ltd.	1,830,240	1,699,848
Grupo BTG Pactual	217,890	1,636,744

Total Diversified Financial Services		3,336,592

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Insurance - 3.3%
Aviva PLC	392,153	$3,184,512
AXA SA	236,480	6,233,143

Total Insurance		9,417,655

Real Estate Management & Development - 0.7%
Leopalace21 Corp.	348,360	1,905,741	*

TOTAL FINANCIALS		63,106,044

HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 0.9%
St. Shine Optical Co., Ltd.	199,000	2,590,596

Pharmaceuticals - 6.2%
Bayer AG, Registered Shares	28,486	4,201,544
H. Lundbeck A/S	108,613	2,567,128	*
Sanofi	28,223	3,036,671
Teva Pharmaceutical Industries Ltd., ADR	114,966	7,934,953

Total Pharmaceuticals		17,740,296

TOTAL HEALTH CARE		20,330,892

INDUSTRIALS - 17.9%
Aerospace & Defense - 1.4%
Bombardier Inc., Class B Shares	913,070	1,137,978
Safran SA	37,166	2,810,698

Total Aerospace & Defense		3,948,676

Airlines - 2.0%
Japan Airlines Co., Ltd.	152,044	5,741,445

Building Products - 3.8%
LIXIL Group Corp.	197,065	3,957,678
Tarkett SA	132,811	3,155,676
Wienerberger AG	230,092	3,798,061

Total Building Products		10,911,415

Commercial Services & Supplies - 3.8%
G4S PLC	965,812	4,143,193
Shanks Group PLC	2,458,252	3,829,334
Séché Environnement	73,764	2,774,639

Total Commercial Services & Supplies		10,747,166

Construction & Engineering - 2.2%
Bouygues SA	108,015	3,963,939
Chicago Bridge & Iron Co. NV, New York Registered Shares	45,473	2,416,435

Total Construction & Engineering		6,380,374

Electrical Equipment - 0.5%
Saft Groupe SA	32,570	1,329,572

Industrial Conglomerates - 1.2%
Orkla ASA	424,404	3,387,563

Machinery - 0.6%
CIMC Enric Holdings Ltd.	2,271,660	1,591,155

Marine - 0.6%
A.P. Moeller - Maersk A/S, Class B Shares	1,077	1,833,873

Professional Services - 1.8%
Adecco SA	61,692	5,148,981	*

TOTAL INDUSTRIALS		51,020,220

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	391,684	4,190,736

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 5.4%
Hitachi Ltd.	804,282	$5,220,192
Kyocera Corp.	80,192	4,137,877
LG Display Co., Ltd., ADR	171,651	1,642,700
TDK Corp.	62,045	4,350,434

Total Electronic Equipment, Instruments & Components		15,351,203

IT Services - 1.4%
Indra Sistemas SA	242,127	2,718,992
Travelsky Technology Ltd., Class H Shares	1,046,647	1,267,755

Total IT Services		3,986,747

Technology Hardware, Storage & Peripherals - 1.5%
Toshiba Corp.	652,421	2,000,404
Wincor Nixdorf AG	53,546	2,275,828

Total Technology Hardware, Storage & Peripherals		4,276,232

TOTAL INFORMATION TECHNOLOGY		27,804,918

MATERIALS - 8.9%
Chemicals - 2.8%
Akzo Nobel NV	61,860	4,430,223
Incitec Pivot Ltd.	1,356,060	3,588,187

Total Chemicals		8,018,410

Construction Materials - 1.4%
HeidelbergCement AG	53,266	4,062,785

Containers & Packaging - 0.6%
Greatview Aseptic Packaging Co., Ltd.	2,896,861	1,700,233

Metals & Mining - 3.5%
Norsk Hydro ASA	800,186	2,984,858
POSCO	17,640	2,962,236
ThyssenKrupp AG	156,539	3,968,751

Total Metals & Mining		9,915,845

Paper & Forest Products - 0.6%
Duratex SA	823,256	1,673,465

TOTAL MATERIALS		25,370,738

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.7%
Deutsche Telekom AG, Registered Shares	144,289	2,606,757
Koninklijke KPN NV	1,330,585	5,260,737
KT Corp.	100,064	2,616,723	*

Total Diversified Telecommunication Services		10,484,217

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
Wireless Telecommunication Services - 1.5%
Vodafone Group PLC		1,128,319	$4,261,494

TOTAL TELECOMMUNICATION SERVICES			14,745,711

UTILITIES - 0.9%
Multi-Utilities - 0.9%
Engie		134,366	2,580,218

TOTAL COMMON STOCKS (Cost - $253,880,059)			258,957,934

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Itau Unibanco Holding SA, ADR (Cost - $2,094,972)		196,604	1,706,524

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $255,975,031)			260,664,458

	RATE
SHORT-TERM INVESTMENTS - 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $25,192,667)	0.118%	25,192,667	25,192,667

TOTAL INVESTMENTS - 100.4% (Cost - $281,167,698#)			285,857,125
Liabilities in Excess of Other Assets - (0.4)%			(1,206,337)

TOTAL NET ASSETS - 100.0%			$284,650,788

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$258,957,934	—	—	$258,957,934
Preferred stocks	1,706,524	—	—	1,706,524

Total long-term investments	$260,664,458	—	—	$260,664,458

Short-term investments†	25,192,667	—	—	25,192,667

Total investments	$285,857,125	—	—	$285,857,125

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2015, securities valued at $206,344,201 were transferred from Level 2 to Level 1 within the fair value hierarchy.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,882,439
Gross unrealized depreciation	(31,193,012)

Net unrealized appreciation	$4,689,427

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015